Related Party Transactions (Details) - BCP QUALTEK HOLDCO, LLC - Majority members - Advisory Services Agreement - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
	Jul. 18, 2018	Oct. 02, 2021	Oct. 03, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Quarterly Advisory fees	$ 125			$ 125
Advisory Fees		$ 751	$ 391	$ 500	$ 500